CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Other Income From Related Parties	$ 2,445	$ 3,414	$ 2,520
Research and Development Expense [Member]
Research and development expenses related parties	212	655	0
Integrated Solution Contracts [Member]
Revenue from Related Parties	1,446	227	1,323
Cost of Revenue from Related Parties	1,860	1,400	0
Product [Member]
Revenue from Related Parties	8,186	3,003	10,287
Cost of Revenue from Related Parties	$ 1,198	$ 177	$ 706